LEASES (Schedule of Right-of-Use Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Balance at beginning year	$ 2,109
Additions during the year:
Depreciation	726	$ 606
Disposals during the year:
Balance at end of year	1,568	2,109
Depreciated cost at end of year	1,568	2,109
Leasehold [Member]
Disposals during the year:
Depreciated cost at end of year	1,246	1,723
Motor vehicles [Member]
Disposals during the year:
Depreciated cost at end of year	322	386
Cost [Member]
Statement Line Items [Line Items]
Balance at beginning year	4,185	3,344
Additions during the year:
Additions to right-of-use assets for new leases in the period	102	824
Revaluation recognized in CPI	95	47
Disposals during the year:
Disposals of right-of-use assets for leases terminated in the period	(113)	(30)
Balance at end of year	4,269	4,185
Cost [Member] | Leasehold [Member]
Statement Line Items [Line Items]
Balance at beginning year	3,441	3,025
Additions during the year:
Additions to right-of-use assets for new leases in the period	0	412
Revaluation recognized in CPI	81	4
Disposals during the year:
Disposals of right-of-use assets for leases terminated in the period	0	0
Balance at end of year	3,522	3,441
Cost [Member] | Motor vehicles [Member]
Statement Line Items [Line Items]
Balance at beginning year	744	319
Additions during the year:
Additions to right-of-use assets for new leases in the period	102	412
Revaluation recognized in CPI	14	43
Disposals during the year:
Disposals of right-of-use assets for leases terminated in the period	(113)	(30)
Balance at end of year	747	744
Accumulated depreciation [Member]
Statement Line Items [Line Items]
Balance at beginning year	(2,076)	(1,472)
Additions during the year:
Depreciation	726	606
Disposals during the year:
Disposals of right-of-use assets	(101)	(2)
Balance at end of year	(2,701)	(2,076)
Accumulated depreciation [Member] | Leasehold [Member]
Statement Line Items [Line Items]
Balance at beginning year	(1,718)	(1,224)
Additions during the year:
Depreciation	558	494
Disposals during the year:
Disposals of right-of-use assets	0	0
Balance at end of year	(2,276)	(1,718)
Accumulated depreciation [Member] | Motor vehicles [Member]
Statement Line Items [Line Items]
Balance at beginning year	(358)	(248)
Additions during the year:
Depreciation	168	112
Disposals during the year:
Disposals of right-of-use assets	(101)	(2)
Balance at end of year	$ (425)	$ (358)